Investments Accounted for Using Equity Method - Investments in Joint Ventures (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Joint Ventures [Line Items]
Investment in joint venture	$ 10		$ 10
The Company’s share of profits	421	$ 15	244	$ 459
Joint ventures [Member] | Chunghwa SEA Holdings (“CHT SEA”) [Member]
Disclosure Of Joint Ventures [Line Items]
Investment in joint venture	$ 10		$ 10
Percentage of ownership in joint venture	51.00%	51.00%	51.00%